Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

20 Leases

20.1 Amounts Recognized in the Consolidated Statements of Financial Position

Right-of-Use Assets

The following amounts are presented as right-of-use assets within the consolidated statements of financial position as of the dates indicated:

(in millions)	December 31, 2021	December 31, 2020
Buildings	€175.0	€80.9
Equipment, tools and installations	0.8	—
Automobiles	0.1	0.1
Production facilities	19.4	7.2
Advance payments	2.6	10.8
Total	€197.9	€99.0

Additions to the right-of-use assets during the year ended December 31, 2021, were €126.5 million (during the year ended December 31, 2020: €22.1 million) including advanced payments of €2.6 million (during the year ended December 31, 2020: €10.8 million) related to embedded leases under contract manufacturing agreements that not yet commenced. Since the advanced lease payments have already been settled, the amounts are not included in the lease liability presented below.

Lease Liability

The following amounts are included in loans and borrowings as of the dates indicated:

(in millions)	December 31, 2021	December 31, 2020
Current	€27.9	€6.1
Non-current	153.7	78.1
Total	€181.6	€84.2

20.2 Amounts Recognized in the Consolidated Statements of Profit or Loss

Depreciation Charge of Right-of-Use Assets

	Years ended December 31,
(in millions)	2021	2020	2019
Buildings	€14.7	€4.7	€4.7
Equipment, tools and installations	0.2	—	—
Automobiles	0.1	—	—
Production facilities	14.0	1.6	—
Total depreciation charge	€29.0	€6.3	€4.7

Interest on lease liabilities	2.9	2.0	1.7
Expense related to short-term leases (included in other expenses)	9.1	0.9	0.4
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	0.4	0.3	0.1
Total amounts recognized in profit or loss	€41.4	€9.5	€6.9

20.3 Amounts Recognized in the Consolidated Statements of Cash Flows

During the year ended December 31, 2021, the total cash outflow for leases amounted to €17.0 million (during the year ended December 31, 2020: €14.7 million; during the year ended December 31, 2019: €4.8 million).

20.4 Extension Options

The Group has several lease contracts that include extension options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs. Management exercises judgement in determining whether these extension options are reasonably certain to be exercised. The undiscounted potential future lease payments, which relate to periods after the exercise date of renewal options and are not included in lease liabilities, amount to up to €82.8 million until 2049 (during the year ended December 31, 2020: €38.3 million until 2049).